Firsthand Technology Value Fund, Inc.
150 Almaden Boulevard, Suite 1250
San Jose, CA 95113
www.firsthandtvf.com

May 2, 2014

Dear Shareholder:

We are pleased to announce that Firsthand Technology Value Fund, Inc. (the “Fund”) and Bulldog Investors, LLC (“Bulldog”) have reached a resolution of the proxy contest pertaining to the Fund’s 2014 Annual Meeting of Stockholders, which will be held on Friday, May 23, 2014 (the “Annual Meeting”). Both the Fund and Bulldog believe this settlement is in the best interest of all of the Fund’s shareholders.

Under the agreement, Bulldog has agreed to (1) withdraw its two nominees for the Fund’s Board of Directors, (2) not present any proposals at the Annual Meeting, and (3) vote its shares in accordance with the Board’s recommendations. In addition, the Fund’s Board has approved a plan for the Fund to repurchase up to $10 million of common stock in open market purchases during 2014, and to conduct a self-tender offer for at least $20 million worth of common stock to be completed no later than January 31, 2015. Further, the Fund has agreed to liquidate its Facebook and Twitter holdings no later than September 30, 2014 and October 31, 2014, respectively, and to distribute any net realized gains from those holdings to shareholders within 60 days of completing those liquidations.

The Fund requests that you vote your shares by completing, signing, and dating the enclosed WHITE proxy card and returning it in the enclosed envelope. You may also vote your shares via the Internet or by telephone by following the instructions on the enclosed card.

If you have previously submitted a GREEN proxy card, then, unless you submit a later dated proxy card, your shares will be voted in accordance with your instructions with respect to the approval of Tait, Weller & Baker LLP as the Fund’s independent public accounting firm for its fiscal year ending December 31, 2014. As indicated, Bulldog’s director nominees and its shareholder proposals have been withdrawn; therefore, no votes will be counted with respect to those items. You also have the option to change your vote by following the instructions on the enclosed WHITE proxy card.

We welcome you to join us in person at the Annual Meeting, which will be held at 2:00 Pacific Time on Friday, May 23, 2014 at the Sheraton Sunnyvale Hotel, 1100 North Mathilda Avenue, Sunnyvale, CA. If you are unable to attend in person, please cast your vote using the instructions on the enclosed WHITE proxy card.

If you have any questions or need assistance in voting your shares, please call 1.800.733.6198.

Sincerely,

Firsthand Technology Value Fund, Inc.